Short-term Bank Borrowings (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Jul. 31, 2018	Jun. 30, 2018	Jul. 31, 2016
Credit facility
Short-term bank borrowings		$ 14,822,161	$ 9,012,645
Credit facility, 2016
Credit facility
Total credit available under this facility	$ 6,000,000.0			$ 11,000,000.0			$ 6,000,000.0
Amount borrowed		11,100,000	7,700,000
Amount repaid		$ 6,300,000	$ 1,900,000
Variable interest rate (as a percent)		5.15%
Weighted average interest rate of short-term borrowings (as a percent)			5.53%
Credit facility, 2018
Credit facility
Total credit available under this facility	$ 4,000,000.0	$ 4,000,000			$ 4,000,000.0	$ 4,000,000.0
Amount borrowed			$ 6,400,000
Amount repaid		$ 3,200,000	$ 3,200,000
Weighted average interest rate of short-term borrowings (as a percent)		3.84%	6.12%
PBOC rate, one year | Credit facility, 2016
Credit facility
Variable interest rate (as a percent)	1.30%
PBOC rate, one year | Credit facility, 2018
Credit facility
Variable interest rate (as a percent)	3.50%